Common Shares and Warrants (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019		Aug. 31, 2018
Common Shares And Warrants [Roll Forward]
Number of Warrants, Balance	2,825,325	3,286,274		8,844,506
Weighted Average Exercise Price, Balance	$ 1.38	$ 0.72		$ 0.29
Number of Warrants, Cancelled/Expired	(750,000)	(17,498)		(230,000)
Weighted Average Exercise Price, Cancelled/Expired	$ 1.50	$ 0.59		$ 0.17
Number of Warrants, Exercised		(1,626,513)	[1]	(6,364,145)
Weighted Average Exercise Price, Exercised		$ 0.49		$ 0.28
Number of Warrants, Issued	2,057,495	1,183,062		1,035,913
Weighted Average Exercise Price, Issued	$ 0.80	$ 1.99		$ 1.48
Number of Warrants, Balance	4,132,820	2,825,325		3,286,274
Weighted Average Exercise Price, Balance	$ 1.07	$ 1.38		$ 0.72

[1]	Includes 384,212 broker warrants exercised for gross proceeds of $191,742